Stockholders' Equity - Additional information (Details)			1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 17, 2019	Dec. 06, 2019 shares	Jan. 31, 2020 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Sep. 28, 2015	Feb. 29, 2020 USD ($) $ / shares shares	Feb. 29, 2020 USD ($) $ / shares shares	Aug. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2018 USD ($) $ / shares shares	Sep. 26, 2015 shares
Preferred stock, per share | $ / shares			$ 0.0001	$ 40.00		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of shares of common stock held by shareholders										25,600,000
Shares conversion ratio	0.025
Conversion description					The preferred stock that is the subject of such contingent option provides a right to elect a majority of the directors on the Board of Directors of the Corporation and does not include any rights to dividends, conversion to shares of common stock, or preference upon liquidation of the Corporation. The contingent option is exercisable only upon the acquisition of a 20% or greater voting interest in the Corporation by a party other than the founding shareholders, or prior to any proposed merger, consolidation (in which the Corporation's common stock is changed or exchanged), or sale of at least 50% of the Corporation's assets or earning power (other than a reincorporation). The right to exercise the option terminates on December 31, 2023.
Reverse split description	On December 17, 2019, the Company effected a 1 for 40 reverse stock split. All common shares and common share equivalents are presented retroactively to reflect the reverse split.
Reverse stock split	0.025
Debt amount qualified for conversion | $									$ 1,000,000
Common stock shares issued						1,103,643	1,103,643	907,047	721,295
Shares issued for services rendered, value | $							$ 75,000	$ 263,000	$ 163,000
Warrants exercise price | $ / shares						$ 40	$ 40
Issued							53,273	74,390	30,526
Warrants outstanding | $							$ 131,558	$ 107,416
Amended March 2019 Notes Warrants [Member]
Preferred stock, per share | $ / shares				$ 70.00
Warrants outstanding | $				$ 13,015			66,288
June 2018 Notes Warrants [Member]
Preferred stock, per share | $ / shares				$ 40.00
Warrants outstanding | $							$ 12,552	$ 30,526
Director [Member]
Shares issued for services rendered						856	856
Shares issued for services rendered, value | $						$ 7,000	$ 7,000
Scott W Absher [Member]
Number option additionally available for grant to founder shareholders			12,500,000
Stephen Holmes [Member]
Number option additionally available for grant to founder shareholders			12,500,000
Exchange Agreement [Member]
Shares issued in exchange of debt		24,049
Convertible Notes Payable [Member]
Shares issued in exchange of debt						185,768	185,768
Debt amount qualified for conversion | $						$ 2,187,000	$ 2,187,000
Debt default interest | $						79,000	79,000
March 2019 Convertible Notes [Member]
Amount of debt exchanged | $						$ 2,700,000	$ 2,700,000
December 2019 [Member]
Common stock shares issued						21,750	21,750
Value of shares issued | $						$ 200,000	$ 200,000
Amount of debt exchanged | $						$ 2,900,000	$ 2,900,000
Preferred Stock
Shares conversion ratio			1				1
Reverse stock split			1				1
Stock Option | Scott W Absher and Stephen Holmes
Number of options available for grant to founder shareholders			50,000,000
Stock Option | Preferred Stock
Convertible preferred stock			24,634,560
Warrant [Member]
Shares issued in exchange of debt								174,081
Warrants exercise price | $ / shares								$ 70.00